UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8820
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                           The Markman MultiFund Trust
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               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota   55435
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            (Address of principal executive offices)          (Zip code)

    Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (952) 920-4848
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Date of fiscal year end:   12/31
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Date of reporting period:  03/31/06
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         Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1. Schedule of Investments

MARKMAN TOTAL RETURN CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

                 Shares                                            Market Value
  COMMON STOCKS  90.8%
  FINANCIAL  17.3%
                 55,000 E*TRADE Group, Inc.*                     $     1,483,900
                 35,000 Commerce Bancorporation, Inc.                  1,282,750
                 30,000 Morningstar, Inc.*                             1,343,100
                 19,000 Merrill Lynch & Co., Inc.                      1,496,440
                 15,000 Franklin Resources, Inc.                       1,413,600
                  9,000 Goldman Sachs Group                            1,412,640
                  3,500 The Chicago Mercantile Exchange                1,566,250

                                                                 $     9,998,680

  REAL ESTATE INVESTMENT TRUST  15.6%
                 35,000 Host Marriott Corporation                $       749,000
                 23,000 LaSalle Hotel Properties                         943,000
                 20,000 Rayonier, Inc.                                   911,800
                 17,000 ProLogis                                         909,500
                 16,000 AMB Property Corporation                         868,320
                 12,000 New Century Financial Corporation                552,240
                  9,000 Vornado Realty Trust                             864,000
                  9,000 Alexandria Real Estate Equities, Inc.            857,970
                  8,000 AvalonBay Communities, Inc.                      872,800
                  8,000 SL Green Realty Corp.                            812,000
                  7,000 Simon Property Group, Inc.                       588,980

                                                                 $     8,929,610

  ENERGY/NATURAL RESOURCES  10.9%
                 75,000 PowerShares Global Water Portfolio*      $     1,356,000
                 30,000 Peabody Energy Corporation                     1,512,300
                 30,000 Valero Energy Corporation                      1,793,400
                 11,000 Oil Service HOLDRs Trust                       1,614,910

                                                                 $     6,276,610

  HEALTH CARE/MEDICAL  9.7%
                 30,000 Cerner Corporation*                      $     1,423,500
                 27,000 UnitedHealth Group, Inc.                       1,508,220
                 25,000 Johnson & Johnson                              1,480,500
                 22,000 McKesson Corporation                           1,146,860

                                                                 $     5,559,080

  CONSUMER ELECTRONICS  6.0%
                 65,000 Motorola, Inc.                           $     1,489,150
                 31,000 Apple Computer, Inc.*                          1,944,320

                                                                 $     3,433,470

  TRANSPORTATION & DELIVERY  5.9%
                 31,000 Norfolk Southern Corporation             $     1,676,170
                 15,000 FedEx Corporation                              1,694,100

                                                                 $     3,370,270

  RETAIL  5.0%
                 45,000 Starbucks Corporation*                   $     1,693,800
                 29,000 Chico's FAS, Inc.*                             1,178,560

                                                                 $     2,872,360

  LEISURE  4.2%
                 25,000 Las Vegas Sands Corp.*                   $     1,416,500
                 23,000 Royal Caribbean Cruises Ltd.                     966,460

                                                                 $     2,382,960

  AUTOMOTIVE  3.0%
                 16,000 Toyota Motor Corporation                 $     1,742,400

  AIRCRAFT  2.7%
                 20,000 Boeing Company                           $     1,558,600

  CONSUMER SERVICES  2.7%
                 27,000 Procter & Gamble Co.                     $     1,555,740

  MANUFACTURING  2.6%
                 33,000 Raytheon Company                         $     1,512,720

  HOMEBUILDERS/REAL ESTATE DEVELOPMENT  2.5%
                 41,000 Toll Brothers, Inc.*                     $     1,419,830

  MEDIA  1.4%
                 35,000 XM Satellite Radio Holdings, Inc.*       $       779,450

  HEAVY MACHINERY  1.3%
                 10,000 Caterpillar, Inc.                        $       718,100

  TOTAL COMMON STOCKS                                            $    52,109,880

  MONEY MARKET FUNDS  3.4%
              1,948,509 5/3 Prime Money Market Fund              $     1,948,509

  INTERNATIONAL STOCK FUNDS  3.1%
                 35,000 India Fund, Inc.                         $     1,767,500

  BOND FUNDS  1.5%
                 50,000 PIMCO Corporate Opportunity Fund         $       868,000

  TOTAL INVESTMENT SECURITIES  98.8%                             $    56,693,889
  (Cost $48,821,534)

  OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%                            711,203

  NET ASSETS  100.0%                                             $    57,405,092

* Non-income producing security.

See accompanying notes to portfolio of investments.


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MARKMAN TOTAL RETURN CORE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

SECURITIES VALUATION - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION - As of March 31, 2006, the aggregate identified cost for federal income tax purposes is $49,196,220, resulting in gross unrealized appreciation and depreciation of $7,917,113 and $419,444, respectively, and net unrealized appreciation of $7,497,669.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Markman MultiFund Trust

By (Signature and Title)


/s/ Robert J. Markman
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Robert J. Markman
President

Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Robert J. Markman
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Robert J. Markman
President

Date:  April 20, 2006

By (Signature and Title)


/s/ Judith E. Fansler
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Judith E. Fansler
Treasurer and Chief Financial Officer

Date:  April 20, 2006